Debt (Details 1)	Sep. 30, 2016 USD ($)
2016	$ 11,217,816
2017	44,871,264
2018	42,371,264
2019	40,871,264
2020	40,871,264
2021	44,076,264
2022	199,397,232
2023	45,726,000
Net Total Debt	$ 469,402,368